Interest rate risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [Line Items]
Short-term borrowings	₩ 2,113,181	₩ 1,315,134
Long-term borrowings	3,003,999	3,389,743
Total	69,724,581	67,876,541
Floating interest rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Short-term borrowings	171,518	0
Long-term borrowings	2,191,322	2,273,579
Debt securities	250,968	243,102
Total	₩ 2,613,808	₩ 2,516,681